Determination of fair value (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary of fair value measurement of assets and liabilities
Below are the Group financial assets and liabilities by level within the fair value hierarchy. The Group assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels:

	2020
	Level 1	Level 2	Level 3	Fair Value	Book Value

Financial Assets
Financial assets at Fair value through profit or loss
Securities	35,549,047	14,040,966	—	49,590,013	49,590,013
Derivative financial instruments	26,535	7,532,898	—	7,559,433	7,559,433
Fair value through other comprehensive income
Securities	19,039,044	—	—	19,039,044	19,039,044
Evaluated at amortized cost
Securities	1,830,031	—	—	1,830,031	1,828,704
Securities purchased under agreements to resell	—	6,627,044	—	6,627,044	6,627,409
Securities trading and intermediation	—	1,051,566	—	1,051,566	1,051,566
Accounts receivable	—	506,359	—	506,359	506,359
Loan operations	—	4,037,954	—	4,037,954	3,918,328
Other financial assets	—	69,971	—	69,971	69,971
Financial liabilities
Fair value through profit or loss
Securities loaned	2,237,442	—	—	2,237,442	2,237,442
Derivative financial instruments	13,221	7,806,143	—	7,819,364	7,819,364
Evaluated at amortized cost
Securities sold under repurchase agreements	—	31,810,893	—	31,810,893	31,839,344
Securities trading and intermediation	—	20,303,121	—	20,303,121	20,303,121
Deposits	—	2,636,085	—	2,636,085	3,021,750
Structured operations certificates	—	2,178,459	—	2,178,459	2,178,459
Borrowings and lease liabilities	—	492,441	—	492,441	492,535
Debentures	—	331,520	—	331,520	335,250
Accounts payables	—	859,550	—	859,550	859,550
Other financial liabilities	—	1,052,174	462,000	1,514,174	1,514,174

	2019
	Level 1	Level 2	Fair Value	Book Value

Financial Assets
Financial assets at Fair value through profit or loss
Securities	20,277,031	2,166,361	22,443,392	22,443,392
Derivative financial instruments	21,809	4,063,195	4,085,004	4,085,004
Fair value through other comprehensive income
Securities	2,616,118	—	2,616,118	2,616,118
Evaluated at amortized cost
Securities	—	3,914,923	3,914,923	2,266,971
Securities purchased under agreements to resell	—	9,490,090	9,490,090	9,490,090
Securities trading and intermediation	—	504,983	504,983	504,983
Accounts receivable	—	462,029	462,029	462,029
Loans operations	—	386	386	386
Other financial assets	—	19,805	19,805	19,805
Financial liabilities
Fair value through profit or loss
Securities loaned	2,021,707	—	2,021,707	2,021,707
Derivative financial instruments	—	3,229,236	3,229,236	3,229,236
Evaluated at amortized cost
Securities sold under repurchase agreements	—	15,638,407	15,638,407	15,638,407
Securities trading and intermediation	—	9,114,546	9,114,546	9,114,546
Deposits	—	70,165	70,165	70,195
Structure operations certificates	—	19,474	19,474	19,474
Borrowings and lease liabilities	—	633,781	633,781	637,484
Debentures	—	836,001	836,001	835,230
Accounts payables	—	266,813	266,813	266,813
Other financial liabilities	—	8,962	8,962	8,962